Note 4 - Investment and Equity Securities	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	INVESTME NT AND EQUITY SECURITIES

The amortized cost, gross gains and losses and fair values of securities available for sale are as follows:

	December 31, 2019
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

Subordinated debt	$4,000	$126	$-	$4,126
Obligations of states and political subdivisions:
Taxable	500	1	-	501
Tax-exempt	80,436	2,065	(25)	82,476
Mortgage-backed securities in government-sponsored entities	18,465	274	(109)	18,630
Total	$103,401	$2,466	$(134)	$105,733

	December 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$7,442	$90	$(61)	$7,471
Obligations of states and political subdivisions:
Taxable	502	10	-	512
Tax-exempt	72,387	667	(473)	72,581
Mortgage-backed securities in government-sponsored entities	18,185	88	(515)	17,758
Total	$98,516	$855	$(1,049)	$98,322

On
January 1, 2018,
the Company reclassified
$625,000
from investment securities available for sale to equity securities in accordance with the adoption of ASU
2016
-
01.
Equity securities totaled
$710,000
and
$616,000
at
December 31, 2019
and
2018,
respectively, which incorporates a recognized net gain (loss) on equity investments of
$94,000
and (
$9,000
) for the year ended
December 31, 2019
and
2018,
respectively.
No
net gains on sold equity securities were realized from sales during these periods.

The amortized cost and fair value of debt securities at
December 31, 2019,
by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may
have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$148	$149
Due after one year through five years	1,324	1,345
Due after five years through ten years	16,613	16,908
Due after ten years	85,316	87,331

Total	$103,401	$105,733

Investment securities with an approximate carrying value of
$55.6
million and
$63.5
million at
December 31, 2019
and
2018,
respectively, were pledged to secure deposits and other purposes as required by law.

There were
no
securities sold during the year ended
December 31, 2018.
Proceeds from the sales of investment securities and the gross realized gains and losses for the year ended
December 31, 2019,
are as follows (in thousands):

	2019	2018
Proceeds from sales	$12,324	$-
Gross realized gains	227	-
Gross realized losses	(33)	-

The tax expense related to the net realized gains above was
$41,000,
and
$0
for the year ended
December 31, 2019
and
2018,
respectively.

The following tables show the Company’s gross unrealized losses and fair value, aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position.

	December 31, 2019
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

Obligations of states and political subdivisions
Tax-exempt	$4,324	$(25)	$-	$-	$4,324	$(25)
Mortgage-backed securities in government-sponsored entities	1,409	(2)	8,223	(107)	9,632	(109)
Total	$5,733	$(27)	$8,223	$(107)	$13,956	$(134)

	December 31, 2018
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$-	$-	$4,105	$(61)	$4,105	$(61)
Obligations of states and political subdivisions
Tax-exempt	20,451	(286)	11,053	(187)	31,504	(473)
Mortgage-backed securities in government-sponsored entities	2,068	(9)	12,257	(506)	14,325	(515)
Total	$22,519	$(295)	$27,415	$(754)	$49,934	$(1,049)

There were
17
securities that were considered temporarily impaired at
December 31, 2019.

On a quarterly basis, the Company performs an assessment to determine whether there have been any events or economic circumstances indicating that a security with an unrealized loss has suffered other-than-temporary impairment (“OTTI”). A debt security is considered impaired if the fair value is less than its amortized cost basis at the reporting date. The accounting literature requires the Company to assess whether the unrealized loss is other than temporary. For equity securities where the fair value has been significantly below cost for one
year, the Company’s policy is to recognize an impairment loss unless sufficient evidence is available that the decline is not
other than temporary and a recovery period can be predicted.

The Company has asserted that at
December 31, 2019
and
2018,
the declines outlined in the above table represent temporary declines and the Company does not
intend to sell and does
not
believe it will be required to sell these securities before recovery of their cost basis, which may
be at maturity. The Company has concluded that any impairment of its investment securities portfolio outlined in the above table is not
other than temporary and is the result of interest rate changes, sector credit rating changes, or company-specific rating changes that are not
expected to result in the non-collection of principal and interest during the period.

Debt securities issued by U.S. government agencies, U.S. government-sponsored enterprises, and state and political subdivisions accounted for
96.1%
of the total available-for-sale portfolio as of
December
31,
2019,
and
no
credit losses are expected, given the explicit and implicit guarantees provided by the U.S. federal government and the lack of significant unrealized loss positions within the obligations of state and political subdivisions security portfolio. The Company evaluates credit losses on a quarterly basis. The Company considered the following factors in determining whether a credit loss exists and the period over which the debt security is expected to recover:

●	The length of time and the extent to which the fair value has been less than the amortized cost basis.

●	Changes in the near term prospects of the underlying collateral of a security such as changes in default rates, loss severity given default and significant changes in prepayment assumptions.

●	The level of cash flows generated from the underlying collateral supporting the principal and interest payments of the debt securities.

●
Any adverse change to the credit conditions and liquidity of the issuer, taking into consideration the latest information available about the overall financial condition of the issuer, credit ratings, recent legislation, and government actions affecting the issuer’s industry and actions taken by the issuer to deal with the present economic climate.